TAX SITUATION - Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current -
Current tax expense (income)	S/ 1,037,334	S/ 1,675,617	S/ 1,429,808
Deferred tax expense (income)	(1,147,311)	(52,435)	91,101
Total	(109,977)	1,623,182	1,520,909
In Peru
Current -
Current tax expense (income)	926,361	1,469,497	1,315,896
Deferred tax expense (income)	(927,130)	(30,862)	87,952
In other countries
Current -
Current tax expense (income)	110,973	206,120	113,912
Deferred tax expense (income)	S/ (220,181)	S/ (21,573)	S/ 3,149